SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets
Revenue and expense adjustments		¥ 29,145	¥ 15,314
Allowance for credit losses		10,080	4,320
Fair value change and impairment on investment securities		28,825	15,490
Change in cash surrender value of life insurance policies			2,079
Unrealized gain on sales arrangement with repurchase clause	[1]	12,018	4,541
Lease liabilities		812,434	797,439
Stock based compensations		238,846	238,846
Net operating loss carryforwards		19,285
Others		24,244	483
Total deferred income tax assets, gross		1,174,877	1,078,512
Less: valuation allowance		(19,285)
Total deferred income tax assets, net		1,155,592	1,078,512
Deferred income tax liabilities
Change in cash surrender value of life insurance policies		(11,132)
Right-of-use assets		(801,286)	(792,753)
Intangible assets acquired through business combination		(132,361)	(22,089)
Others			(1,789)
Total deferred income tax liabilities		(944,779)	(816,631)
Deferred income tax assets, net (included in other assets)		327,992	283,487
Deferred income tax liabilities, net (included in other liabilities)		¥ (117,179)	¥ (21,606)

[1]	Represents unrecognized gain for accounting purpose, recognized gain for tax purpose.